Brown Advisory Global Leaders Fund
Schedule of Investments
September 30, 2025 (Unaudited)

COMMON STOCKS - 97.4%	Shares	Value
Brazil - 2.6%
B3 SA - Brasil Bolsa Balcao	25,714,034	$64,499,479

China - 2.9%
AIA Group Ltd.	7,617,530	73,006,146

France - 3.0%
Safran SA	211,913	75,201,586

Germany - 5.6%
CTS Eventim AG & Co. KGaA	462,953	45,450,304
Deutsche Boerse AG	351,186	94,044,772
		139,495,076

India - 2.8%
HDFC Bank Ltd.	6,547,632	70,169,049

Indonesia - 2.0%
Bank Central Asia Tbk PT	107,337,800	49,156,470

Netherlands - 3.6%
ASML Holding NV	92,190	89,248,217

Sweden - 2.4%
Atlas Copco AB - Class B	3,953,676	59,492,772

Switzerland - 3.1%
Roche Holding AG	233,171	77,642,111

Taiwan - 3.0%
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	271,570	75,846,785

United Kingdom - 12.5%
Experian PLC	1,145,367	57,528,523
London Stock Exchange Group PLC	977,515	112,104,424
Rentokil Initial PLC	9,756,225	49,422,552
Unilever PLC	1,571,664	92,898,898
		311,954,397

United States - 53.9%
Communication Services - 5.4%
Alphabet, Inc. - Class C	555,468	135,284,232
		$–
Consumer Discretionary - 4.7%
AutoZone, Inc. (a)	16,457	70,604,479
Booking Holdings, Inc.	8,747	47,227,415
		117,831,894
Financials - 13.4%
Charles Schwab Corp.	826,290	78,885,906
Mastercard, Inc. - Class A	185,332	105,418,695
Moody's Corp.	56,198	26,777,223
Visa, Inc. - Class A	364,134	124,308,065
		335,389,889
Health Care - 4.8%
Edwards Lifesciences Corp. (a)	766,456	59,607,283
Zoetis, Inc. - Class A	421,596	61,687,927
		121,295,210
Industrials - 8.1%
Allegion PLC	350,332	62,131,380
Ferguson Enterprises, Inc.	254,076	57,060,388
GE Aerospace	272,686	82,029,403
		201,221,171
Information Technology - 16.0%
Autodesk, Inc. (a)	193,790	61,561,269
Intuit, Inc.	94,625	64,620,359
Microsoft Corp.	454,312	235,310,900
Workday, Inc. - Class A (a)	159,182	38,319,883
		399,812,411
Materials - 1.5%
Sherwin-Williams Co.	105,702	36,600,374
Total United States		1,347,435,181
TOTAL COMMON STOCKS (Cost $1,586,500,268)		2,433,147,269

SHORT-TERM INVESTMENTS - 3.2%	Shares	Value
Money Market Funds - 3.2% First American Government Obligations Fund - Class Z, 4.01%(b)	79,977,684	79,977,684
TOTAL SHORT-TERM INVESTMENTS (Cost $79,977,684)		79,977,684

TOTAL INVESTMENTS - 100.6% (Cost $1,666,477,952)		2,513,124,953
Liabilities in Excess of Other Assets - (0.6)%		(15,869,567)
TOTAL NET ASSETS - 100.0%		$2,497,255,386
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of September 30, 2025.

Summary of Fair Value Disclosure as of September 30, 2025 (Unaudited)

Brown Advisory Global Leaders Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$1,577,029,662	$856,117,607	$–	$2,433,147,269
Money Market Funds	79,977,684	–	–	79,977,684
Total Investments	$1,657,007,346	$856,117,607	$–	$2,513,124,953

Refer to the Schedule of Investments for further disaggregation of investment categories.